Nature of cost and expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Direct cost	$ 1,232,870,856	$ 1,090,286,882	$ 1,188,930,623
Personnel expense (1)	422,094,320	345,543,898	348,721,273
Transportation and distribution	377,004,558	332,820,614	379,499,418
Advertising and promotion	152,571,607	139,205,727	141,408,476
Depreciation and amortization	153,234,224	126,119,198	126,497,493
Materials and maintenance	95,149,680	75,253,468	75,247,644
Energy	43,893,542	36,071,907	56,131,568
Leases (2)	26,686,406	23,725,453	23,280,218
Others expenses (3)	178,570,881	147,665,534	145,571,745
Total	$ 2,682,076,074	$ 2,316,692,681	$ 2,485,288,458